CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation	$ 118	$ 1,699	$ 2,271
Share of loss on equity method investments, income taxes
Other comprehensive income/(loss) - Foreign currency translation adjustment, tax amount
Cost of revenues [Member]
Share-based compensation	$ 3	$ 12	$ 41
Research and development [Member]
Share-based compensation	49	98	380
Selling and marketing [Member]
Share-based compensation	30	130	492
General and administrative [Member]
Share-based compensation	$ 36	$ 1,459	$ 1,358